Stock Option Plan (Fair Value Of Service And Performance Based Stock Options Estimated As Of Date Of Grant Using The Black-Scholes Option Pricing Model) (Details)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Stock Option Plan [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	48.00%	51.00%	48.00%
Risk-free interest rate, minimum	1.25%	2.04%	1.81%
Risk-free interest rate, maximum	2.37%	2.43%	3.11%
Expected life of the option term (in years)	5.11	5.11	5.11
Forfeiture rate, minimum	20.00%	20.00%	20.00%
Forfeiture rate, maximum	30.00%	30.00%	30.00%